Acquisitions, Sale of Hospira Infusion Systems Net Assets, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Equity and Cost-Method Investments (Details) - USD ($)
$ in Millions
		1 Months Ended	3 Months Ended					12 Months Ended
	Nov. 10, 2017	Apr. 30, 2015	Dec. 31, 2017	Jul. 02, 2017	Dec. 31, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Sep. 30, 2012
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, registered capital												$ 250.0
Equity method investments					$ 270.0				$ 270.0	$ 775.0		$ 122.5
Equity method investment, ownership percentage	49.00%				49.00%				49.00%
Proceeds from sale of equity method investments	$ 286.0
Equity method investment, carrying value of share sold	270.0
Proceeds from sale of equity method investment used to cover taxes incurred on transaction	$ 16.0
Loss on disposal of equity method investment			$ 81.0
Equity method investment, other than temporary impairment					$ 241.0	$ 130.0	$ 81.0		$ 452.0	463.0
Hisun Pfizer Pharmaceuticals Co. Ltd [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, recognized gain (loss)										$ (463.0)
Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					40.00%				40.00%		40.00%
Loss on disposal of equity method investment				$ 30.0
Equity method investment, other than temporary impairment									$ 50.0
Laboratorio Teuto Brasilero [Member] | Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by parent											60.00%
Laboratorio Teuto Brasilero [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, other than temporary impairment									$ 50.0
AM Pharma BV [Member]
Schedule of Equity Method Investments [Line Items]
Cost-method investments, impairment			$ 43.0					$ 43.0
Long-term Investments [Member] | AM Pharma BV [Member]
Schedule of Equity Method Investments [Line Items]
Cost method investment, upfront and milestone payments		$ 87.5